Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (15,252,683)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	2,443,583	₩ 3,360,800
Financial liabilities	(5,033,515)	(2,962,671)
Financial assets and liabilities	(2,589,932)	398,129
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (3,525,262)	₩ (2,640,447)